Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEI TAX EXEMPT TRUST
Entity Central Index Key	0000701817
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000017636
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Municipal Fund
Class Name	Class F
Trading Symbol	SEIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Intermediate-Term Municipal Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate-Term Municipal Fund, Class F Shares	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 1,686,964,000
Holdings Count | Holding	898
Advisory Fees Paid, Amount	$ 1,573
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,686,964	898	$1,573	11%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Public Facilities	0.1%
Pollution Control	0.2%
Board Bank Revenue	0.4%
Utilities	2.0%
Nursing Homes	2.8%
Industrial Development	3.4%
Tobacco	3.5%
Housing	4.5%
Power	5.2%
Transportation	6.3%
Water	6.6%
Airports	8.7%
Health Care	9.9%
Education	11.3%
General Obligations	12.6%
General Revenue	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Pennsylvania State	5.000%	08/15/33	0.9%
Wisconsin State, Public Finance Authority, Duke Energy Progress Project	3.700%	10/01/46	0.6%
New Jersey State, Tobacco Settlement Financing, Ser A	5.000%	06/01/35	0.6%
Virginia State, Tobacco Settlement Financing, Sub-Ser C	0.000%	06/01/47	0.6%
Atlanta, Water & Wastewater Revenue Authority, Sub-Ser, BAM	5.000%	11/01/32	0.5%
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT	5.000%	06/30/34	0.5%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.550%	07/01/40	0.5%
Philadelphia, School District, Ser F, ST AID WITHHLDG	5.000%	09/01/30	0.5%
King County, Public Hospital District No. 1	5.000%	12/01/27	0.5%
Texas State, Municipal Gas Acquisition & Supply IV, Ser B	5.500%	01/01/54	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147417
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Municipal Fund
Class Name	Class Y
Trading Symbol	SINYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Intermediate-Term Municipal Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate-Term Municipal Fund, Class Y Shares	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
AssetsNet	$ 1,686,964,000
Holdings Count | Holding	898
Advisory Fees Paid, Amount	$ 1,573
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,686,964	898	$1,573	11%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Public Facilities	0.1%
Pollution Control	0.2%
Board Bank Revenue	0.4%
Utilities	2.0%
Nursing Homes	2.8%
Industrial Development	3.4%
Tobacco	3.5%
Housing	4.5%
Power	5.2%
Transportation	6.3%
Water	6.6%
Airports	8.7%
Health Care	9.9%
Education	11.3%
General Obligations	12.6%
General Revenue	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Pennsylvania State	5.000%	08/15/33	0.9%
Wisconsin State, Public Finance Authority, Duke Energy Progress Project	3.700%	10/01/46	0.6%
New Jersey State, Tobacco Settlement Financing, Ser A	5.000%	06/01/35	0.6%
Virginia State, Tobacco Settlement Financing, Sub-Ser C	0.000%	06/01/47	0.6%
Atlanta, Water & Wastewater Revenue Authority, Sub-Ser, BAM	5.000%	11/01/32	0.5%
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT	5.000%	06/30/34	0.5%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.550%	07/01/40	0.5%
Philadelphia, School District, Ser F, ST AID WITHHLDG	5.000%	09/01/30	0.5%
King County, Public Hospital District No. 1	5.000%	12/01/27	0.5%
Texas State, Municipal Gas Acquisition & Supply IV, Ser B	5.500%	01/01/54	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000017624
Shareholder Report [Line Items]
Fund Name	Short Duration Municipal Fund
Class Name	Class F
Trading Symbol	SUMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Short Duration Municipal Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Fund, Class F Shares	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 836,407,000
Holdings Count | Holding	530
Advisory Fees Paid, Amount	$ 824
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$836,407	530	$824	18%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Public Facilities	0.1%
Board Bank Revenue	0.2%
Nursing Homes	0.7%
Pollution Control	1.8%
Water	1.8%
Airports	2.3%
Transportation	2.5%
Utilities	4.1%
Power	4.7%
Industrial Development	8.1%
Health Care	9.2%
Education	10.5%
General Obligations	12.8%
Housing	20.1%
General Revenue	21.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects	3.450%	07/01/25	1.7%
Rockport, Pollution Control, Indiana Michigan Power Company Project, Ser B	3.050%	06/01/25	1.2%
Lower Alabama, Gas District	4.000%	12/01/50	1.2%
West Virginia State, Economic Development Authority, Appalachian Power Company Amos Project	3.750%	12/01/42	1.2%
Missouri State, Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Ser R, AMT	3.500%	05/01/38	1.2%
Tulsa, Ser A	0.050%	01/01/26	1.1%
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark	3.300%	01/01/43	1.0%
Tennergy	5.000%	10/01/54	0.9%
Black Belt, Energy Gas District, Ser S	4.000%	12/01/25	0.9%
Kentucky State, Public Energy Authority, Ser A	4.000%	12/01/49	0.9%

C000147411
Shareholder Report [Line Items]
Fund Name	Short Duration Municipal Fund
Class Name	Class Y
Trading Symbol	SHYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Short Duration Municipal Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Fund, Class Y Shares	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
AssetsNet	$ 836,407,000
Holdings Count | Holding	530
Advisory Fees Paid, Amount	$ 824
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$836,407	530	$824	18%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Public Facilities	0.1%
Board Bank Revenue	0.2%
Nursing Homes	0.7%
Pollution Control	1.8%
Water	1.8%
Airports	2.3%
Transportation	2.5%
Utilities	4.1%
Power	4.7%
Industrial Development	8.1%
Health Care	9.2%
Education	10.5%
General Obligations	12.8%
Housing	20.1%
General Revenue	21.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects	3.450%	07/01/25	1.7%
Rockport, Pollution Control, Indiana Michigan Power Company Project, Ser B	3.050%	06/01/25	1.2%
Lower Alabama, Gas District	4.000%	12/01/50	1.2%
West Virginia State, Economic Development Authority, Appalachian Power Company Amos Project	3.750%	12/01/42	1.2%
Missouri State, Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Ser R, AMT	3.500%	05/01/38	1.2%
Tulsa, Ser A	0.050%	01/01/26	1.1%
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark	3.300%	01/01/43	1.0%
Tennergy	5.000%	10/01/54	0.9%
Black Belt, Energy Gas District, Ser S	4.000%	12/01/25	0.9%
Kentucky State, Public Energy Authority, Ser A	4.000%	12/01/49	0.9%

C000017631
Shareholder Report [Line Items]
Fund Name	California Municipal Bond Fund
Class Name	Class F
Trading Symbol	SBDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the California Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund, Class F Shares	$30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
AssetsNet	$ 262,544,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 302
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$262,544	145	$302	9%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.0%
Utilities	0.7%
Industrial Development	1.0%
Tobacco	1.3%
Pollution Control	1.4%
Nursing Homes	2.2%
Water	2.4%
Transportation	2.6%
Housing	3.4%
Power	5.9%
Health Care	11.2%
Airports	11.7%
Education	12.8%
General Obligations	19.8%
General Revenue	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
California State	5.000%	11/01/31	3.2%
Los Angeles Department of Water & Power, Ser E	5.000%	07/01/35	2.7%
California State	5.000%	10/01/35	2.2%
Los Angeles, Unified School District, Ser A	5.000%	07/01/31	2.2%
California State, Various Purpose	5.000%	10/01/29	2.1%
California State	5.000%	08/01/31	2.0%
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1	4.000%	02/01/52	1.9%
California State, Community Choice Financing Authority, Clean Energy Project	5.000%	02/01/55	1.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT	5.000%	07/01/32	1.8%
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M	5.000%	04/01/38	1.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147416
Shareholder Report [Line Items]
Fund Name	California Municipal Bond Fund
Class Name	Class Y
Trading Symbol	SCYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the California Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund, Class Y Shares	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 262,544,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 302
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$262,544	145	$302	9%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.0%
Utilities	0.7%
Industrial Development	1.0%
Tobacco	1.3%
Pollution Control	1.4%
Nursing Homes	2.2%
Water	2.4%
Transportation	2.6%
Housing	3.4%
Power	5.9%
Health Care	11.2%
Airports	11.7%
Education	12.8%
General Obligations	19.8%
General Revenue	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
California State	5.000%	11/01/31	3.2%
Los Angeles Department of Water & Power, Ser E	5.000%	07/01/35	2.7%
California State	5.000%	10/01/35	2.2%
Los Angeles, Unified School District, Ser A	5.000%	07/01/31	2.2%
California State, Various Purpose	5.000%	10/01/29	2.1%
California State	5.000%	08/01/31	2.0%
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1	4.000%	02/01/52	1.9%
California State, Community Choice Financing Authority, Clean Energy Project	5.000%	02/01/55	1.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT	5.000%	07/01/32	1.8%
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M	5.000%	04/01/38	1.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000017627
Shareholder Report [Line Items]
Fund Name	Massachusetts Municipal Bond Fund
Class Name	Class F
Trading Symbol	SMAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Massachusetts Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Massachusetts Municipal Bond Fund, Class F Shares	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 63,399,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 80
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$63,399	72	$80	7%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.2%
Power	3.5%
General Revenue	6.9%
Airports	7.3%
Water	9.0%
Transportation	9.8%
Health Care	18.3%
General Obligations	18.6%
Education	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T	5.000%	03/01/34	5.5%
Massachusetts State, Ser C	5.000%	10/01/33	4.5%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/36	2.8%
University of Massachusetts, Building Authority, Ser 1	5.000%	11/01/30	2.6%
Boston, Ser A	4.000%	11/01/31	2.5%
Massachusetts State, Ser B	5.000%	01/01/28	2.5%
Massachusetts State, Development Finance Agency, Partners Healthcare System	5.000%	07/01/30	2.5%
Massachusetts State, Clean Water Trust	5.000%	08/01/30	2.3%
Massachusetts State, Development Finance Agency, Harvard University, Ser B	4.000%	02/15/36	2.2%
Massachusetts State, Development Finance Agency, Babson College	5.000%	10/01/33	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147413
Shareholder Report [Line Items]
Fund Name	Massachusetts Municipal Bond Fund
Class Name	Class Y
Trading Symbol	SMSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Massachusetts Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Massachusetts Municipal Bond Fund, Class Y Shares	$25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
AssetsNet	$ 63,399,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 80
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$63,399	72	$80	7%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.2%
Power	3.5%
General Revenue	6.9%
Airports	7.3%
Water	9.0%
Transportation	9.8%
Health Care	18.3%
General Obligations	18.6%
Education	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T	5.000%	03/01/34	5.5%
Massachusetts State, Ser C	5.000%	10/01/33	4.5%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/36	2.8%
University of Massachusetts, Building Authority, Ser 1	5.000%	11/01/30	2.6%
Boston, Ser A	4.000%	11/01/31	2.5%
Massachusetts State, Ser B	5.000%	01/01/28	2.5%
Massachusetts State, Development Finance Agency, Partners Healthcare System	5.000%	07/01/30	2.5%
Massachusetts State, Clean Water Trust	5.000%	08/01/30	2.3%
Massachusetts State, Development Finance Agency, Harvard University, Ser B	4.000%	02/15/36	2.2%
Massachusetts State, Development Finance Agency, Babson College	5.000%	10/01/33	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000017630
Shareholder Report [Line Items]
Fund Name	New Jersey Municipal Bond Fund
Class Name	Class F
Trading Symbol	SENJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the New Jersey Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Municipal Bond Fund, Class F Shares	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 97,116,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 113
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$97,116	86	$113	16%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.6%
Water	1.7%
Housing	2.4%
Industrial Development	3.1%
Tobacco	3.7%
General Obligations	6.0%
Airports	7.5%
Transportation	13.6%
Health Care	18.3%
Education	19.0%
General Revenue	23.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Tobacco Settlement Financing, Ser A	5.000%	06/01/34	3.2%
New Jersey State, Transportation Trust Fund Authority, Ser S	5.000%	06/15/32	2.9%
New Jersey State, Transportation Trust Fund Authority, Ser A	4.000%	06/15/35	2.7%
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT	5.000%	12/01/33	2.6%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/32	2.6%
New York & New Jersey, Port Authority, Ser 223, AMT	5.000%	07/15/33	2.4%
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B	5.000%	07/01/28	2.4%
New Jersey State, Educational Facilities Authority, Ser A1	5.000%	03/01/37	2.4%
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group	5.000%	07/01/36	2.4%
New Jersey State, COVID-19 Emergency Bonds	4.000%	06/01/31	2.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147415
Shareholder Report [Line Items]
Fund Name	New Jersey Municipal Bond Fund
Class Name	Class Y
Trading Symbol	SNJYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the New Jersey Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Municipal Bond Fund, Class Y Shares	$23	0.47%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
AssetsNet	$ 97,116,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 113
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$97,116	86	$113	16%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.6%
Water	1.7%
Housing	2.4%
Industrial Development	3.1%
Tobacco	3.7%
General Obligations	6.0%
Airports	7.5%
Transportation	13.6%
Health Care	18.3%
Education	19.0%
General Revenue	23.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Tobacco Settlement Financing, Ser A	5.000%	06/01/34	3.2%
New Jersey State, Transportation Trust Fund Authority, Ser S	5.000%	06/15/32	2.9%
New Jersey State, Transportation Trust Fund Authority, Ser A	4.000%	06/15/35	2.7%
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT	5.000%	12/01/33	2.6%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/32	2.6%
New York & New Jersey, Port Authority, Ser 223, AMT	5.000%	07/15/33	2.4%
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B	5.000%	07/01/28	2.4%
New Jersey State, Educational Facilities Authority, Ser A1	5.000%	03/01/37	2.4%
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group	5.000%	07/01/36	2.4%
New Jersey State, COVID-19 Emergency Bonds	4.000%	06/01/31	2.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000017629
Shareholder Report [Line Items]
Fund Name	New York Municipal Bond Fund
Class Name	Class F
Trading Symbol	SENYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the New York Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Municipal Bond Fund, Class F Shares	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 116,860,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 129
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$116,860	82	$129	21%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.5%
Power	1.4%
Cash Equivalent	1.7%
Water	2.4%
Tobacco	2.6%
Utilities	3.9%
Industrial Development	4.9%
Housing	6.0%
General Obligations	6.6%
Health Care	6.9%
Transportation	10.2%
Airports	12.0%
Education	17.4%
General Revenue	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
New York & New Jersey, Port Authority, AMT	5.000%	11/01/30	3.7%
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A	5.000%	02/01/28	3.2%
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels	5.000%	12/01/37	3.0%
New York State, Dormitory Authority, School Districts Financing Program, Ser A	5.000%	10/01/29	2.3%
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S-3	5.000%	07/15/32	2.2%
New York City, Transitional Finance Authority, Sub-Ser	5.000%	05/01/37	2.2%
New York State, Mortgage Agency, Ser 189, AMT	3.250%	10/01/25	2.1%
Suffolk, Tobacco Asset Securitization	4.000%	06/01/35	2.0%
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A	5.000%	07/01/34	2.0%
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group	5.000%	08/01/35	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147414
Shareholder Report [Line Items]
Fund Name	New York Municipal Bond Fund
Class Name	Class Y
Trading Symbol	SNYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the New York Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Municipal Bond Fund, Class Y Shares	$23	0.47%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
AssetsNet	$ 116,860,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 129
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$116,860	82	$129	21%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.5%
Power	1.4%
Cash Equivalent	1.7%
Water	2.4%
Tobacco	2.6%
Utilities	3.9%
Industrial Development	4.9%
Housing	6.0%
General Obligations	6.6%
Health Care	6.9%
Transportation	10.2%
Airports	12.0%
Education	17.4%
General Revenue	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
New York & New Jersey, Port Authority, AMT	5.000%	11/01/30	3.7%
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A	5.000%	02/01/28	3.2%
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels	5.000%	12/01/37	3.0%
New York State, Dormitory Authority, School Districts Financing Program, Ser A	5.000%	10/01/29	2.3%
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S-3	5.000%	07/15/32	2.2%
New York City, Transitional Finance Authority, Sub-Ser	5.000%	05/01/37	2.2%
New York State, Mortgage Agency, Ser 189, AMT	3.250%	10/01/25	2.1%
Suffolk, Tobacco Asset Securitization	4.000%	06/01/35	2.0%
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A	5.000%	07/01/34	2.0%
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group	5.000%	08/01/35	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000017626
Shareholder Report [Line Items]
Fund Name	Pennsylvania Municipal Bond Fund
Class Name	Class F
Trading Symbol	SEPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Pennsylvania Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pennsylvania Municipal Bond Fund, Class F Shares	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 145,843,000
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 189
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$145,843	125	$189	7%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Industrial Development	0.7%
Public Facilities	1.9%
Housing	2.1%
Tobacco	2.2%
Airports	3.7%
Utilities	4.3%
Nursing Homes	4.7%
General Revenue	6.6%
General Obligations	11.4%
Transportation	11.7%
Water	12.4%
Health Care	17.2%
Education	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project	4.000%	07/01/35	3.7%
Pennsylvania State, BAM	4.000%	03/01/35	2.4%
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT	5.000%	06/01/32	2.2%
Philadelphia, Water & Wastewater Revenue Authority, Ser C, AGC	5.000%	09/01/35	2.2%
Pennsylvania State	5.000%	09/01/32	2.0%
Adams County, General Authority, The Brethren Home Community	5.000%	06/01/34	1.9%
Pennsylvania State	5.000%	08/15/33	1.8%
Commonwealth Financing Authority, Tobacco Master Settlement	5.000%	06/01/28	1.8%
Allegheny County, Hospital Development Authority, Allegheny Health Network	5.000%	04/01/28	1.8%
Philadelphia, Water & Wastewater Revenue Authority, Ser C	5.000%	10/01/31	1.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147412
Shareholder Report [Line Items]
Fund Name	Pennsylvania Municipal Bond Fund
Class Name	Class Y
Trading Symbol	SPAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Pennsylvania Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pennsylvania Municipal Bond Fund, Class Y Shares	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 145,843,000
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 189
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$145,843	125	$189	7%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Industrial Development	0.7%
Public Facilities	1.9%
Housing	2.1%
Tobacco	2.2%
Airports	3.7%
Utilities	4.3%
Nursing Homes	4.7%
General Revenue	6.6%
General Obligations	11.4%
Transportation	11.7%
Water	12.4%
Health Care	17.2%
Education	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project	4.000%	07/01/35	3.7%
Pennsylvania State, BAM	4.000%	03/01/35	2.4%
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT	5.000%	06/01/32	2.2%
Philadelphia, Water & Wastewater Revenue Authority, Ser C, AGC	5.000%	09/01/35	2.2%
Pennsylvania State	5.000%	09/01/32	2.0%
Adams County, General Authority, The Brethren Home Community	5.000%	06/01/34	1.9%
Pennsylvania State	5.000%	08/15/33	1.8%
Commonwealth Financing Authority, Tobacco Master Settlement	5.000%	06/01/28	1.8%
Allegheny County, Hospital Development Authority, Allegheny Health Network	5.000%	04/01/28	1.8%
Philadelphia, Water & Wastewater Revenue Authority, Ser C	5.000%	10/01/31	1.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000047166
Shareholder Report [Line Items]
Fund Name	Tax-Advantaged Income Fund
Class Name	Class F
Trading Symbol	SEATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Tax-Advantaged Income Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Advantaged Income Fund, Class F Shares	$43	0.87%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
AssetsNet	$ 910,845,000
Holdings Count | Holding	457
Advisory Fees Paid, Amount	$ 1,722
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$910,845	457	$1,722	9%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.0%
Utilities	0.3%
Board Bank Revenue	0.3%
Mortgage-Backed Securities	0.9%
Transportation	1.0%
Pollution Control	1.6%
U.S. Treasury Obligations	1.8%
Airports	2.6%
Preferred Stock	2.9%
Water	3.0%
Power	3.2%
Health Care	3.3%
General Obligations	4.2%
Nursing Homes	5.3%
Education	5.9%
Tobacco	7.0%
Housing	7.5%
Industrial Development	10.7%
General Revenue	17.2%
Corporate Obligations	20.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sub-Ser Senior	0.000%	11/01/51	1.3%
Texas State, Water Development Board, Ser A	4.875%	10/15/48	1.2%
Puerto Rico, GDB Debt Recovery Authority	7.500%	08/20/40	1.0%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07-CL	3.167%	10/01/38	1.0%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1	0.000%	07/01/51	1.0%
Puerto Rico, Electric Power Authority, Ser UU, AGM	3.583%	07/01/29	1.0%
M-S-R, Energy Authority, Ser C	6.500%	11/01/39	0.8%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B	0.000%	06/01/47	0.8%
Australia & New Zealand Banking Group, USISDA05 + 5.168%	6.750%	12/15/73	0.8%
Rhode Island State, Tobacco Settlement Financing Authority, Ser B	5.000%	06/01/50	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147418
Shareholder Report [Line Items]
Fund Name	Tax-Advantaged Income Fund
Class Name	Class Y
Trading Symbol	STAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Advantaged Income Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Advantaged Income Fund, Class Y Shares	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 910,845,000
Holdings Count | Holding	457
Advisory Fees Paid, Amount	$ 1,722
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$910,845	457	$1,722	9%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.0%
Utilities	0.3%
Board Bank Revenue	0.3%
Mortgage-Backed Securities	0.9%
Transportation	1.0%
Pollution Control	1.6%
U.S. Treasury Obligations	1.8%
Airports	2.6%
Preferred Stock	2.9%
Water	3.0%
Power	3.2%
Health Care	3.3%
General Obligations	4.2%
Nursing Homes	5.3%
Education	5.9%
Tobacco	7.0%
Housing	7.5%
Industrial Development	10.7%
General Revenue	17.2%
Corporate Obligations	20.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sub-Ser Senior	0.000%	11/01/51	1.3%
Texas State, Water Development Board, Ser A	4.875%	10/15/48	1.2%
Puerto Rico, GDB Debt Recovery Authority	7.500%	08/20/40	1.0%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07-CL	3.167%	10/01/38	1.0%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1	0.000%	07/01/51	1.0%
Puerto Rico, Electric Power Authority, Ser UU, AGM	3.583%	07/01/29	1.0%
M-S-R, Energy Authority, Ser C	6.500%	11/01/39	0.8%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B	0.000%	06/01/47	0.8%
Australia & New Zealand Banking Group, USISDA05 + 5.168%	6.750%	12/15/73	0.8%
Rhode Island State, Tobacco Settlement Financing Authority, Ser B	5.000%	06/01/50	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.